Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Receivables [Abstract]
Other Receivables

NOTE 3 - OTHER RECEIVABLES

Other receivables consisted of the following:

	June 30, 2013 (Unaudited)	December 31, 2012
Deposits	$2,613,157	$2,860,232
Purchase deposits	219,427	240,174
Input value added tax receivables	4,038,604	4,420,456
Rebates receivables	2,162,094	2,366,521
Loans to customers	7,517,774	7,844,421
Others	283,730	310,556

Total other receivables	$16,834,786	$18,042,360

NOTE 3 - OTHER RECEIVABLES

Other receivables consisted of the following:

December 31,	2012	2011

Deposits (1)	$2,860,232	$666,207
Purchase deposits (2)	240,174	1,324,056
Input value added tax recoverable (3)	4,420,456	7,331,965
Rebates receivables (4)	2,366,521	2,363,854
Loans to customers (5)	7,844,421	-
Others	310,556	305,052

Total	$18,042,360	$11,991,134

(1)	Deposits are cash held by cashiers of retail stores for day to day operations.
(2)	Purchase deposits are cash held by employees in retail stores for the equipment purchase.
(3)	Input VAT arises when the group purchases products from suppliers and input VAT can be deducted from output VAT on sales.
(4)	Rebates receivables represent promotional allowances provided by vendors for promotions incurred by the company.
(5)	Loans to customers are short term loans with interest rates ranging from 0.6% to 1.0% per month made by QKL-LQ. All loans to customers will be collected within one year.